As filed with the Securities and Exchange Commission on June 15, 2009.

                       1933 Act Registration No. 33-87244
                       1940 Act Registration No. 811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

                  Pre-Effective Amendment No.                     [ ]
                  Post-Effective Amendment No. 71                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                  [ ]
                  Amendment No. 72                                [X]

                                JNL SERIES TRUST
          --------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    1 Corporate Way, Lansing, Michigan 48951
          --------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (517) 381-5500
         ---------------------------------------------------------------

                                             with a copy to:

Susan S. Rhee, Esq.                          Jorden Burt LLP
JNL Series Trust                             1025 Thomas Jefferson Street, N.W.
Vice President, Counsel & Secretary          Suite 400 East
1 Corporate Way                              Washington, D.C. 20007
Lansing, Michigan 48951                      Attn:  Gary O. Cohen

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

____ immediately upon filing pursuant to paragraph (b)

____ on June 12, 2009 pursuant to paragraph (b)

____ 60 days after filing pursuant to paragraph (a)(1)

____ on (date) pursuant to paragraph (a)(1)

_X__ 75 days after filing pursuant to paragraph (a)(2)

____ on April 30, 2007 pursuant to paragraph (a)(2) of Rule 485.

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N1-A (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement the following changes:

1) Mergers of the following existing funds into the following respective existing funds of the Trust:

     a. JNL/PPM America Core Equity Fund will merge into the following, under new management by Investment Sub-Adviser Mellon Capital Management
          Corporation:

          JNL/Mellon Capital Management S&P 500 Index Fund

     b. JNL/S&P Retirement Income Fund will merge into the following, under management by Investment Sub-Adviser Standard & POor's Investment Advisory Services, LLC:

          JNL/S&P Managed Moderate Fund

     c. JNL/S&P Retirement 2015 Fund will merge into the following, under management by Investment Sub-Adviser Standard & Poor's Investment Advisory Services, LLC:

          JNL/S&P Managed Moderate Growth Fund

     d. JNL/S&P Retirement 2020 Fund will merge into the following, under management by Investment Sub-Adviser Standard & Poor's Investment Advisory Services, LLC:

          JNL/S&P Managed Growth Fund

     e. JNL/S&P Retirement 2025 Fund will merge into the following, under management by Investment Sub-Adviser Standard & Poor's Investment Advisory Services, LLC:

          JNL/S&P Managed Growth Fund

2) The addition of the following fund to be advised by a new Investment Sub-Adviser Ivy Investment Management Company:

     JNL/Ivy Asset Strategy Fund

3) The addition of the following fund to be advised by existing Investment Sub-Adviser Mellon Capital Management Corporation:

     JNL/Mellon Capital Management Global Alpha Fund

4) The replacement of Goldman Sachs Asset Management, L.P. with T. Rowe Price Associates, Inc. for one fund (the JNL/Goldman Sachs Short Duration Bond
     Fund);

5) A Fund Name from JNL/Credit Suisse Global Natural Resources Fund to JNL/Credit Suisse Commodity Securities Fund.

6) To reflect other changes to the Prospectus dated April 6, 2009 for the JNL Series Trust and to the Statement of Additional Information dated April 6, 2009.

Both of which were filed with the Commission on March 24, 2009, as part of Post-Effective Amendment No. 68 to the Registration Statement and to file exhibits to the Registration Statement. This Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

  THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
                NOT SELL THESE SECURITIES UNTIL THE REGISTRATION
    STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.
            THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES
       AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE
                   WHERE THE OFFER OR SALE IS NOT PERMITTED.

              SUPPLEMENT DATED SEPTEMBER 28, 2009 TO THE PROSPECTUS
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes are effective September 28, 2009.

Please note that the changes apply to your variable annuity and/or variable life product(s).


PLEASE DELETE ALL INFORMATION AND REFERENCES RELATED TO THE FOLLOWING FUNDS:

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
JNL/PPM  AMERICA  CORE EQUITY  FUND
JNL/S&P  RETIREMENT  INCOME FUND
JNL/S&P  RETIREMENT 2015 FUND
JNL/S&P  RETIREMENT  2020 FUND
JNL/S&P  RETIREMENT 2025 FUND


THE FOLLOWING FUNDS SHOULD BE ADDED TO THE LIST OF FUNDS ON THE COVER PAGE:

JNL/Credit Suisse Commodity Securities Fund (FORMERLY, JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND)
JNL/Ivy Asset Strategy Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/T. Rowe Price Short-Term Bond Fund (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)


PLEASE CHANGE ALL REFERENCES TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND.


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE DELETE THE FIRST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, THE JNL/S&P DISCIPLINED GROWTH FUND, AND THE JNL/S&P 4 FUND ARE ALSO REFERRED TO IN THIS PROSPECTUS AS THE JNL/S&P FUNDS.


FOR THE FOLLOWING FUNDS, JNL/AIM GLOBAL REAL ESTATE FUND, JNL/AIM INTERNATIONAL GROWTH FUND, JNL/AIM LARGE CAP GROWTH FUND, JNL/AIM SMALL CAP GROWTH FUND,
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND, JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND, JNL/CREDIT SUISSE LONG/SHORT FUND, JNL/EAGLE CORE EQUITY FUND, JNL/EAGLE SMALLCAP EQUITY FUND, JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND, JNL/FRANKLIN TEMPLETON INCOME FUND, JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND, JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND, JNL/GOLDMAN SACHS CORE PLUS BOND FUND, JNL/GOLDMAN SACHS EMERGING MARKETS FUND, JNL/GOLDMAN SACHS MID CAP VALUE FUND, JNL/JPMORGAN INTERNATIONAL VALUE FUND, JNL/JPMORGAN MIDCAP GROWTH FUND, JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND, JNL/LAZARD EMERGING MARKETS FUND, JNL/LAZARD MID CAP EQUITY FUND, JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND, JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/S&P S&P 400 MIDCAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND, JNL/OPPENHEIMER GLOBAL GROWTH FUND, JNL/PIMCO REAL RETURN FUND, JNL/PIMCO TOTAL RETURN BOND FUND, JNL/PPM AMERICA HIGH YIELD BOND FUND, JNL/PPM AMERICA MID CAP VALUE FUND, JNL/PPM AMERICA SMALL CAP VALUE FUND, JNL/PPM AMERICA VALUE EQUITY FUND, JNL/PAM ASIA EX-JAPAN FUND, JNL/PAM CHINA-INDIA FUND, JNL/SELECT BALANCED FUND, JNL/SELECT VALUE FUND, JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, JNL/T. ROWE PRICE MID-CAP GROWTH FUND, JNL/T. ROWE PRICE VALUE FUND, JNL/S&P MANAGED CONSERVATIVE FUND, JNL/S&P MANAGED
MODERATE FUND, JNL/S&P MANAGED MODERATE GROWTH FUND, JNL/S&P MANAGED GROWTH FUND, JNL/MANAGED AGGRESSIVE GROWTH FUND, JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE FOLLOWING FUNDS, JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND, JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND, JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND, AND JNL/S&P 4 FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/SELECT MONEY MARKET FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL INSTITUTIONAL ALT 20 FUND, JNL INSTITUTIONAL ALT 35 FUND, JNL INSTITUTIONAL ALT 50 FUND, AND JNL INSTITUTIONAL ALT 65 FUND, PLEASE DELETE THE SECOND TABLE ENTITLED "NON-TRADITIONAL ASSET CLASSES" IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

------------------------------------------------- ----------------------------------------------
                 INTERNATIONAL                                     ALTERNATIVE
------------------------------------------------- ----------------------------------------------
------------------------------------------------- ----------------------------------------------
            Emerging Markets Equity                           Listed Private Equity
                                                                   Long/Short
                                                                 Absolute Return
                                                    Global Tactical Asset Allocation ("GTAA")
------------------------------------------------- ----------------------------------------------


FOR THE JNL INSTITUTIONAL ALT 20 FUND, JNL INSTITUTIONAL ALT 35 FUND, JNL INSTITUTIONAL ALT 50 FUND, AND JNL INSTITUTIONAL ALT 65 FUND, PLEASE DELETE THE TABLE ENTITLED "NON-TRADITIONAL ASSET CLASSES" IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

NON-TRADITIONAL ASSET CLASSES

JNL SERIES TRUST
--------------------------------------------------------------------- -----------------------------------------------------
UNDERLYING FUND                                                                           ASSET CLASS
--------------------------------------------------------------------- -----------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------
JNL/AIM Global Real Estate Fund                                                        Global Real Estate
--------------------------------------------------------------------- -----------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------
JNL/Credit Suisse Commodity Securities Fund                                            Natural Resources
--------------------------------------------------------------------- -----------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------
JNL/Credit Suisse Long/Short Fund                                                          Long/Short
--------------------------------------------------------------------- -----------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------
JNL/Goldman Sachs Emerging Markets Debt Fund                                          Emerging Market Debt
--------------------------------------------------------------------- -----------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------
JNL/Ivy Asset Strategy Fund                                                                   GTAA
--------------------------------------------------------------------- -----------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------
JNL/Lazard Emerging Markets Fund                                                    Emerging Markets Equity
--------------------------------------------------------------------- -----------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------
JNL/Mellon Capital Management Global Alpha Fund                                         Absolute Return
--------------------------------------------------------------------- -----------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------
JNL/PIMCO Real Return Fund                                                         Inflation-Index Securities
--------------------------------------------------------------------- -----------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------
JNL/PPM America High Yield Bond Fund                                                    U.S. High Yield
--------------------------------------------------------------------- -----------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------
JNL/Red Rocks Listed Private Equity Fund                                             Listed Private Equity
--------------------------------------------------------------------- -----------------------------------------------------


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/IVY ASSET STRATEGY FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

     o "Stocks" include equity securities of all types, although the Sub-Adviser, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that the Sub-Adviser believes are currently selling below their true worth, while growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company.

     o "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. ("S&P") or Ba and below by Moody's Investors Service, Inc. ("Moody's") or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

     o "Commodities" include all varieties of resources and commodities, however, the Fund will primarily invest in commodities through the purchase and sale of precious metals.

     o    "Short-term  instruments"  include all types of short-term  securities
          with   remaining   maturities   of  one   year  or   less,   including
          higher-quality money market instruments.

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

The Sub-Adviser may allocate the Fund's investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks, commodities, and bonds in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization, or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, the Sub-Adviser makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe. After determining allocations, the Sub-Adviser seeks attractive opportunities within each market.

The Sub-Adviser may, when consistent with the Fund's investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). The
Sub-Adviser may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COMMODITY RISK
o        COMPANY RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INTEREST RATE RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        NON-DIVERSIFICATION RISK
o        PREPAYMENT RISK
o        SMALL CAP INVESTING RISK
o        TAX RISK
o        VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.05%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.26%
---------------------------------------------------------------------------------------------- ---------------------

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS B
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.05%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.00%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.06%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS A
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $128
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $400
-------------------------------------------------------------------------------------- -----------------------

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS B
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $108
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $337
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company ("IICO"). IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is a registered investment adviser with approximately $____ billion in assets as of June 30, 2009. [to be updated by amendment]

Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund. Mr. Avery has been a portfolio manager for the Fund since its inception. In June 2005, he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company ("WRIMCO"), an affiliate of IICO. Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

PRINCIPAL INVESTMENT STRATEGIES. To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years. The Fund is not managed to a benchmark index. Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.

The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The Fund's investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe. The Fund ordinarily invests in at least three countries. The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund's portfolio managers to implement investment decisions quickly and cost-effectively. The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund's Sub-Adviser seek to deliver value added excess returns ("alpha") by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets. Active investment decisions to take long or short positions in individual country, equity, bond, and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world. To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies. The portfolio managers have considerable latitude in allocating the Fund's assets and in selecting derivative instruments and securities to implement the Fund's investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class. The Fund's portfolio will not have the same characteristics as its performance baseline benchmark - the Citibank 30-Day Treasury Bill Index - because the Fund seeks excess return above the benchmark. The portfolio managers also assess and manage the overall risk profile of the Fund's portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns. The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country's equities and bonds. When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the "risk premium" within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier. The portfolio managers then determine the allocation of the Fund's assets between the country's equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The Fund also may purchase or sell securities on a forward commitment (including "TBA" (to be announced) basis). These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may "sell short" securities and other instruments. The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short. Short-selling is considered "leverage" and involves unlimited risk. The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        INDUSTRY CONCENTRATION RISK
o        INTEREST RATE RISK
o        ISSUER RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        SHORT SALES RISK
o        TAX RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.15%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.36%
---------------------------------------------------------------------------------------------- ---------------------

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS B
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.15%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.00%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.16%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS A
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $138
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $431
-------------------------------------------------------------------------------------- -----------------------

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS B
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $118
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $368
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management Global Alpha Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:

Helen Potter, CFA is a Managing Director, Asset Allocation for Mellon Capital where she has managed investment portfolios since 1996. Prior to joining Mellon Capital, Ms. Potter held research and portfolio management positions at Quantilogic Asset Management gaining extensive experience in the global asset allocation field. Ms. Potter manages all global and domestic asset allocation products and staff. She is responsible for articulating asset allocation strategies to clients and prospects, as well as participating in the refinement of current strategies and the development of new strategies.

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital and has 10 years of investment experience. He co-manages a team of portfolio managers implementing the firm's global asset allocation strategies. He is responsible for the design and implementation of global portfolio management analytical systems. Prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 17 years of investment experience and has been with the Mellon
Capital for 10 years. Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies. Prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPH TO THE END OF THE
SECTION:

Effective September 28, 2009, the JNL/PPM America Core Equity Fund ("Acquired Fund") was combined with JNL/Mellon Capital Management S&P 500 Index Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/T.  Rowe  Price
Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund's average effective maturity will not exceed three years. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

Within this broad structure, investment decisions reflect the Sub-Adviser's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund's program) that would provide higher yields and appreciation potential.

In keeping with the Fund's objective, it may also invest in other securities, and use futures, options, swaps, and other derivative instruments.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund's securities may change after they are purchased, and this may cause the amount of the Fund's assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        DERIVATIVES RISK
o        EXTENSION RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

T. Rowe Price Associates, Inc. has been serving as the Sub-Adviser to this Fund since September 28, 2009. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

4.82%   -5.97%
[GRAPHIC OMITTED]
2007    2008

In the periods shown in the chart, the Fund's highest quarterly return was 1.80% (3rd quarter of 2006) and its lowest quarterly return was 0.67% (2nd quarter of 2007).

CLASS B

4.95%   -5.66%
[GRAPHIC OMITTED]
2007    2008

In the periods shown in the chart, the Fund's highest quarterly return was 1.90% (3rd quarter of 2006) and its lowest quarterly return was 0.76% (2nd quarter of 2007).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
-------------------------------------------------------------------------------------- ----------------------- ------------------
                                                                                               1 year            Life of Fund*
-------------------------------------------------------------------------------------- ----------------------- ------------------
JNL/T. Rowe Price Short-Term Bond Fund (Class A)                                               -5.97%                 0.60%
Merrill Lynch 1-3 Year Treasury Index                                                           6.61%                 6.43%
Barclays Capital 1-3 Yr Government/Credit Index                                                 4.97%                 5.75%
-------------------------------------------------------------------------------------- ----------------------- ------------------
* The Fund began  operations on May 1, 2006.  Prior to September  28, 2009,  the
Fund was managed by Goldman Sachs Asset Management, L.P.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return.

Barclays Capital 1-3 Yr Government/Credit Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with maturities of one to three years.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------------------- ------------------ ------------------
                                                                                                    1 year         Life of Class*
---------------------------------------------------------------------------------------------- ------------------ ------------------
JNL/T. Rowe Price Short-Term Bond Fund (Class B)                                                     -5.66%              0.85%
Merrill Lynch 1-3 Year Treasury Index                                                                 6.61%              6.43%
Barclays Capital 1-3 Yr Government/Credit Index                                                       4.97%              5.75%
---------------------------------------------------------------------------------------------- ------------------ ------------------

* The Class B shares of the Fund began operations on May 1, 2006. Prior to September 28, 2009, the Fund was managed by Goldman Sachs Asset Management, L.P.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return.

Barclays Capital 1-3 Yr Government/Credit Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with maturities of one to three years.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.54%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    0.76%
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.54%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    0.56%
------------------------------------------------------------------------------------------------ --------------------

     * Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $78
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $243
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $422
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $942
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $57
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $179
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $313
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $701
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese. Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund's investment program. Mr.Wiese has been chairman of the committee since 1995. He joined T. Rowe Price in 1984 and his investment experience dates from that time.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "SUMMARY OF MAIN RISK CHARACTERISTICS OF JNL/S&P FUNDS BASED ON TYPICAL INVESTMENT HOLDINGS OF UNDERLYING FUNDS", PLEASE DELETE ALL REFERENCES TO JNL/S&P RETIREMENT INCOME FUND, JNL/S&P RETIREMENT 2015 FUND, JNL/S&P RETIREMENT 2020 FUND, AND JNL/S&P RETIREMENT 2025 FUND ("JNL/S&P RETIREMENT FUNDS") IN THEIR ENTIRETY.


IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE MAKE THE FOLLOWING CHANGES TO THE LIST OF UNDERLYING FUNDS FOR THE JNL SERIES TRUST:

--------------------------------------------------------------------- ----------------------------------------------------------
REMOVE THE FOLLOWING FUNDS:                                           ADD THE FOLLOWING FUNDS:
--------------------------------------------------------------------- ----------------------------------------------------------
--------------------------------------------------------------------- ----------------------------------------------------------
JNL/Credit Suisse Global Natural Resources Fund                       JNL/Credit Suisse Commodity Securities Fund
--------------------------------------------------------------------- ----------------------------------------------------------
--------------------------------------------------------------------- ----------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond Fund                            JNL/Ivy Asset Strategy Fund
--------------------------------------------------------------------- ----------------------------------------------------------
--------------------------------------------------------------------- ----------------------------------------------------------
JNL/PPM America Core Equity Fund                                      JNL/Mellon Capital Management Global Alpha Fund
--------------------------------------------------------------------- ----------------------------------------------------------
--------------------------------------------------------------------- ----------------------------------------------------------
                                                                      JNL/T.
Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------- ----------------------------------------------------------


FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

Effective September 28, 2009, the JNL/S&P Retirement Income Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2015 Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2020 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2025 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE
JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

Massimo Santicchia, John W. Krey and Safia B. Mehta share the primary responsibility for the development of the investment allocations of each Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE
JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE ADD THE FOLLOWING IMMEDIATELY FOLLOWING THE FOURTH PARAGRAPH:

Ms. Mehta has been a Senior Portfolio Officer at SPIAS since June 2009. Prior to joining SPIAS, Ms. Mehta was a Director, Global & Regional Services at Alliance Berstein from 2007 to 2008. From 2004 to 2007, Ms. Mehta was Vice President, Head of Retirement Investments at Prudential Financial. Ms. Mehta is a graduate of the University of Toronto and holds the Chartered Financial Analyst (CFA) designation and a Chartered Accountant License (CA). She is a member of the New York Society of Security Analysts, Stamford Society of Security Analysts, CFA Institute and the Canadian Institute of Chartered Accountants.


IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", FOR THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE REMOVE THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND AND REPLACE IT WITH THE JNL/T. R.OWE PRICE SHORT-TERM BOND FUND.


PLEASE ADD THE FOLLOWING RISK DISCLOSURES TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

COMMODITY RISK - The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund's net asset value), and there can be no assurance that the Fund's use of leverage will be successful.

MODEL RISK - The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

TAX RISK - In order to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income and capital gains. The Internal Revenue Service ("IRS") has issued a ruling that causes certain income from commodity-linked swaps, in which the Fund invests to gain exposure to the DJ-UBS Index, to not be considered qualifying income. Any income the Fund derives from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund's gross income. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.


IN THE SECTION ENTITLED "INVESTMENT ADVISER", PLEASE DELETE THE LAST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Credit Suisse Commodity Securities Fund           $0 to $300 million                                       .70%
                                                      Over $300 million                                        .60%

----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT
DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/T. Rowe Price Short-Term Bond Fund                $0 to $250 million                                       .45%
                                                      Over $250 million                                        .40%

----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE ADD THE FOLLOWING FUNDS TO THE
CHART:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Ivy Asset Strategy Fund                           $0 to $200 million                                       .75%
                                                      Over $200 million                                        .70%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management Global Alpha Fund       $0 to $500 million                                       .85%
                                                      Over $500 million                                        .80%

----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/CREDIT SUISSE
GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------


 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------

 JNL/Credit Suisse Commodity Securities Fund                                    All Assets              .15%

----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/GOLDMAN SACHS
SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------


 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------

 JNL/T. Rowe Price Short-Term Bond Fund                                         All Assets              .10%

----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE" PLEASE ADD THE FOLLOWING FUNDS TO
THE CHART:

----------------------------------------------------------------------------- ---------------- ---------------------


 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------

 JNL/Ivy Asset Strategy Fund                                                    All Assets              .15%

----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------

 JNL/Mellon Capital Management Global Alpha Fund                                All Assets              .15%

----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS", DELETE THE PARAGRAPHS AND THE FINANCIAL HIGHLIGHTS TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2009 (semi-annual report) has not been audited.

                           [to be filed by amendment]



This Supplement is dated September 28, 2009.

(To be used with:                )

                                                          CM____________ 09/09

   THE INFORMATION IN STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND
           MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS
             EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS
     NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                       SUPPLEMENT DATED SEPTEMBER 28, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes are effective September 28, 2009.

Please note that the changes apply to your variable annuity and/or variable life product(s).

PLEASE REMOVE ALL INFORMATION AND REFERENCES TO THE FOLLOWING FUNDS:

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND JNL/GOLDMAN SACHS SHORT DURATION BOND FUND JNL/PPM AMERICA CORE EQUITY FUND JNL/S&P RETIREMENT INCOME FUND JNL/S&P RETIREMENT 2015 FUND JNL/S&P RETIREMENT 2020 FUND JNL/S&P RETIREMENT 2025 FUND


ON PAGE 27, PLEASE DELETE  PARAGRAPH (1) IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

     (1) Each Fund, except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/PIMCO Real Return Fund, JNL/Red Rocks Private Listed Equity Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P
          Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P 4 Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, and JNL/Lazard Mid Cap Equity Fund, shall be a "diversified company," as such term is defined under the 1940 Act.


ON PAGE 28, PLEASE DELETE  PARAGRAPH (5) IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

     (5) No Fund, except the JNL/Ivy Asset Strategy Fund, may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).


ON PAGE 28, PLEASE ADD THE FOLLOWING UNDER THE SECTION ENTITLED "OPERATING POLICIES":

FOR JNL/CREDIT SUISSE COMMODITY SECURITIES FUND:

     (a) The Fund seeks to meet its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.

     (b) The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.

     (c) The Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.

     (d) The Fund may invest in securities or derivatives that provide exposure to commodities. These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.

     (e) The Fund may hold a portion of its portfolio in fixed-income securities. (f) The Fund may not invest directly in commodities.

FOR JNL/IVY ASSET STRATEGY FUND:

     (a) The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

     (b) The Fund may invest up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. ("S&P") or Ba and below by Moody's Investors Service, Inc. ("Moody's") or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

     (c) The Fund will primarily invest in commodities through the purchase and sale of precious metals.

     (d) The Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

FOR JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND:

     (a)  The Fund  normally  invests in  instruments  that  provide  investment
          exposure  to  global  equity,  bond  and  currency  markets,   and  in
          fixed-income securities.

     (b) The Fund's investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

     (c)  The Fund will ordinarily invest in at least three countries.

     (d) The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts.

     (e) The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

FOR JNL/T. ROWE PRICE SHORT-TERM BOND FUND:

     (a)  The  Fund  will  invest  in a  diversified  portfolio  of  short-  and
          intermediate-term    investment-grade   corporate,   government,   and
          mortgage-backed securities.

     (b) The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities.

     (c) Normally, the Fund will invest at least 80% of its net assets in bonds and the Fund's average effective maturity will not exceed three years.

     (d) The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

     (e) The Fund may also invest in other securities, and use futures, options, swaps, and other derivative instruments.


ON PAGE 39, PLEASE DELETE THE PARAGRAPHS UNDER THE SECTION ENTITLED "OPERATING POLICIES" AND REPLACE IT WITH THE FOLLOWING:

OPERATING POLICIES. The Trustees have adopted additional investment restrictions for the Funds. The restrictions or operating policies of the Funds may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Funds (other than the following Funds: JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Red Rocks Listed Private Equity Fund, and Funds sub-advised by Standard & Poor's Investment Advisory Services, LLC (except JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund)) will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.


ON PAGE 40, PLEASE DELETE THE THIRD PARAGRAPH UNDER THE SECTION ENTITLED "TRUSTEES AND OFFICERS OF THE TRUST" AND REPLACE IT WITH THE FOLLOWING:

     For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL(R) Series Trust (72 portfolios), JNL
Investors Series Trust (25 portfolios), and JNL Variable Fund LLC (20 portfolios). Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.


ON PAGES 41 AND 42, PLEASE UPDATE THE "NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEES" TO 117 FOR EACH TRUSTEE LISTED.


ON PAGE 48 THROUGH 57, PLEASE DELETE THE SECTION ENTITLED "PRINCIPAL HOLDERS OF THE TRUST'S SHARES" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

                     PRINCIPAL HOLDERS OF THE TRUST'S SHARES

                          [to be updated by amendment]

As of September 9, 2009, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as "echo" voting.

As of September 9, 2009, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

[to be updated by amendment]

--------------------------------------- --------------------------------- -------------------------- -----------------------------
FUND                                    NAME AND ADDRESS                     AMOUNT OF OWNERSHIP      PERCENTAGE OF SHARES OWNED
--------------------------------------- --------------------------------- -------------------------- -----------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
--------------------------------------- --------------------------------- -------------------------- -----------------------------

--------------------------------------- --------------------------------- -------------------------- -----------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
--------------------------------------- --------------------------------- -------------------------- -----------------------------

--------------------------------------- --------------------------------- -------------------------- -----------------------------
--------------------------------------- --------------------------------- -------------------------- -----------------------------

--------------------------------------- --------------------------------- -------------------------- -----------------------------
--------------------------------------- --------------------------------- -------------------------- -----------------------------

--------------------------------------- --------------------------------- -------------------------- -----------------------------
--------------------------------------- --------------------------------- -------------------------- -----------------------------

--------------------------------------- --------------------------------- -------------------------- -----------------------------

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions. As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts. To the knowledge of management of the Trust, as of September 9, 2009, the following person(s) may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

[to be updated by amendment]

------------------------------------- --------------------------------- -------------------------- -----------------------------
FUND                                  NAME AND ADDRESS                     AMOUNT OF OWNERSHIP      PERCENTAGE OF SHARES OWNED
------------------------------------- --------------------------------- -------------------------- -----------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
------------------------------------- --------------------------------- -------------------------- -----------------------------

------------------------------------- --------------------------------- -------------------------- -----------------------------

The S&P Funds noted above are Funds of the Trust. The address for the S&P Funds and Jackson is 1 Corporate Way, Lansing, Michigan 48951.


ON PAGE 69, PLEASE DELETE THE FIRST PARAGRAPH OF THE SECTION ENTITLED "CREDIT SUISSE ASSET MANAGEMENT, LLC" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     Credit Suisse Asset Management, LLC ("Credit Suisse"), located at Eleven Madison Avenue, New York, New York 10010 is the Sub-Adviser to the JNL/Credit Suisse Commodity Securities Fund and JNL/Credit Suisse Long/Short Fund and is part of the asset management business of Credit Suisse, one of the world's leading banks. Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements. As of December 31, 2008, the asset management business of Credit Suisse had approximately $390 billion in assets under management. Credit Suisse is compensated directly by the Adviser and not by the Fund.


ON PAGES 70 AND 71, UNDER SECTION TITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST", PLEASE CHANGE THE REFERENCE TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND


ON PAGE 71, UNDER SECTION TITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND", PLEASE CHANGE THE REFERENCE TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND:


ON PAGES 82 THROUGH 87, PLEASE DELETE ALL REFERENCES TO THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND, AND ITS RELATED INFORMATION.


IN THE SECTION ENTITLED "INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICES PROVIDERS", PLEASE ADD THE FOLLOWING:

IVY INVESTMENT MANAGEMENT COMPANY

     Ivy Investment Management Company ("IICO"), located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217, serves as Sub-Adviser to the JNL/Ivy Asset Strategy Fund. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc. ("WDR") and is a registered investment adviser with approximately $____ billion in assets as of June 30, 2009. [to be updated by amendment]

PORTFOLIO MANAGER COMPENSATION STRUCTURE [TO BE UPDATED BY AMENDMENT]

     IICO believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual's level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; and c) eligibility for a stock incentive plan in shares of WDR that rewards teamwork. Awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent; and d) to the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by IICO.

     Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is their percentile ranking against the performance of managers of the same investment style at other firms. The secondary benchmark is an index of securities matched to the same investment style. Half of their bonuses are based upon a three-year period and half is based upon a one-year period. For truly exceptional results, bonuses can be several multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios are similar in investment style and all are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses are invested in mutual funds managed by IICO (or its affiliate), with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being invested in mutual funds managed by IICO (or its affiliate), the WDR's 401(k) plan offers mutual funds managed by IICO (or its affiliate) as investment options. Bonus compensation is not based upon, or calculated due to, the amount of the mutual fund assets under management attributable to a respective portfolio manager.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

The following table reflects information as of June 30, 2009:

[to be updated by amendment]

JNL/Ivy Asset Strategy Fund
Michael L. Avery                                                                Number Of                    Total
                                                                                ACCOUNTS                     ASSETS
registered investment companies: .......................                                                       $
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                                                       $
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                                                       $
                                                                         ------------------------    -----------------------

Ryan F. Caldwell                                                                Number Of                    Total
                                                                                ACCOUNTS                     ASSETS
registered investment companies: .......................                                                       $
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                                                       $
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                                                       $
                                                                         ------------------------    -----------------------

CONFLICTS OF INTEREST [TO BE UPDATED BY AMENDMENT]

     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

     o The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. IICO seeks to manage such competing interests for the time and attention of portfolio
          managers  by  having  a  portfolio   manager  focus  on  a  particular
          investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

     o The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund might outperform the securities selected for the fund. IICO seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to IICO's adopted Allocation Procedures.

     IICO and the Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/IVY ASSET STRATEGY FUND

[to be updated by amendment]

----------------------------------------- --------------------------- --------------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS
                                               Michael L. Avery           Ryan F. Caldwell
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
None
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$1-$10,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$10,001-$50,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$50,001-$100,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$100,001-$500,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$500,001-$1,000,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
Over $1,000,000
----------------------------------------- --------------------------- --------------------------


ON PAGE 98, PLEASE DELETE THE FIRST PARAGRAPH OF THE SECTION ENTITLED "MELLON CAPITAL MANAGEMENT CORPORATION" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, serves as Sub-Adviser to the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund. Mellon Capital also serves as co-Sub-Adviser to the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.


ON PAGE 99, PLEASE ADD THE FOLLOWING TO THE SECTION "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST":

[to be updated by amendment]

JNL/Mellon Capital Management Global Alpha Fund
Helen Potter, Vassilis Dagioglu and James Stavena                               Number Of                    Total
                                                                                ACCOUNTS                     ASSETS
registered investment companies: .......................                                                       $
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                                                       $
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                                                       $
                                                                         ------------------------    -----------------------


ON PAGE 99, PLEASE ADD THE FOLLOWING SECTION "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND" IN ITS
ENTIRETY:

[to be updated by amendment]

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND

------------------------------------ ---------------------- ------------------------ -----------------------
SECURITY OWNERSHIP OF PORTFOLIO
MANAGERS                                 Helen Potter          Vassilis Dagioglu         James Stavena
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
None
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$1-$10,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$10,001-$50,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$50,001-$100,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$100,001-$500,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$500,001-$1,000,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
Over $1,000,000
------------------------------------ ---------------------- ------------------------ -----------------------


ON PAGE 115, PLEASE ADD THE FOLLOWING TO THE SECTION "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST":

[to be updated by amendment]

Safia Mehta, CFA                                                                Number Of                    Total
                                                                                ACCOUNTS                     ASSETS
registered investment companies: .......................                                                       $
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                                                       $
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                                                       $
                                                                         ------------------------    -----------------------


ON PAGE 116, PLEASE DELETE AND REPLACE THE FOLLOWING SECTION "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P RETIREMENT INCOME FUND, THE JNL/S&P RETIREMENT 2015 FUND, THE JNL/S&P RETIREMENT 2020 FUND, THE JNL/S&P RETIREMENT 2025 FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND THE JNL/S&P DISCIPLINED GROWTH FUND" IN ITS ENTIRETY:

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND THE JNL/S&P DISCIPLINED GROWTH FUND

[to be updated by amendment]

---------------------------------------- ------------------------- ---------------------- ----------------------
SECURITY OWNERSHIP OF PORTFOLIO                  Massimo                                          Safia
MANAGERS                                        Santicchia             John W. Krey            Mehta, CFA
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
None                                                X                        X
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$1-$10,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$10,001-$50,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$50,001-$100,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$100,001-$500,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$500,001-$1,000,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
Over $1,000,000
---------------------------------------- ------------------------- ---------------------- ----------------------


ON PAGE 116, PLEASE DELETE THE FIRST PARAGRAPH OF THE SECTION ENTITLED "T. ROWE PRICE ASSOCIATES, INC." IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, and the JNL/T. Rowe Price Value Fund. T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr., and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.


ON PAGE 117, PLEASE ADD THE FOLLOWING TO THE SECTION "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST":

[to be updated by amendment]

JNL/T. Rowe Price Short-Term Bond Fund
Edward A. Wiese                                                                 Number Of                    Total
                                                                                ACCOUNTS                     ASSETS
registered investment companies: .......................                                                       $
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                                                       $
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                                                       $
                                                                         ------------------------    -----------------------


ON PAGE 118, PLEASE ADD THE FOLLOWING SECTION "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/T. ROWE PRICE SHORT-TERM BOND FUND" IN ITS ENTIRETY:

[to be updated by amendment]

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/T. ROWE PRICE SHORT-TERM BOND FUND

------------------------------------ ----------------------
SECURITY OWNERSHIP OF PORTFOLIO         Edward A. Wiese
MANAGERS
------------------------------------ ----------------------
------------------------------------ ----------------------
None
------------------------------------ ----------------------
------------------------------------ ----------------------
$1-$10,000
------------------------------------ ----------------------
------------------------------------ ----------------------
$10,001-$50,000
------------------------------------ ----------------------
------------------------------------ ----------------------
$50,001-$100,000
------------------------------------ ----------------------
------------------------------------ ----------------------
$100,001-$500,000
------------------------------------ ----------------------
------------------------------------ ----------------------
$500,001-$1,000,000
------------------------------------ ----------------------
------------------------------------ ----------------------
Over $1,000,000
------------------------------------ ----------------------


ON PAGE 123, PLEASE CHANGE THE REFERENCE TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND.


ON PAGE 123, PLEASE DELETE THE ROW FOR THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND IN ITS ENTIRETY.


ON PAGE 123, PLEASE ADD THE FOLLOWING ROW FOR THE JNL/IVY ASSET STRATEGY FUND:

                                FUND                                                   ASSETS                         FEES

  JNL/Ivy Asset Strategy Fund                                        $0 to $500 milllion                             .55%
                                                                     Over $500 million                               .47%



ON PAGE 124, PLEASE ADD THE FOLLOWING ROW FOR THE JNL/MELLON CAPITAL MANAGEMENT
GLOBAL ALPHA FUND:

                                FUND                                                   ASSETS                         FEES

  JNL/Mellon Capital Management Global Alpha Fund                    $0 to $100 milllion                             .67%
                                                                     $100 million to $300 million                    .60%
                                                                     Over $300 million                               .55%


ON PAGE 125, PLEASE ADD THE FOLLOWING ROW FOR THE JNL/T. ROWE PRICE SHORT-TERM BOND FUND:

                                FUND                                                   ASSETS                         FEES

  JNL/T. Rowe Price Short-Term Bond Fund(9)                          $0 to $100 milllion                             .20%
                                                                     $100 million to $250 million                    .175%
                                                                     $250 million to $500 million                    .125%
                                                                     Over $500 million                               .10%

9 For net assets under $100 million, the sub-adviser fees will be 0.30% up to $50 million and 0.25% for assets greater than $50 million. For assets greater than $100 million, the schedule above will be used.


ON PAGE 127, PLEASE DELETE THE FIRST TWO PARAGRAPHS OF THE SECTION ENTITLED "ADMINISTRATIVE FEE" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

ADMINISTRATIVE FEE. Each Fund, except the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Credit Suisse Commodity Securities Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/M&G Global Basics Fund, the JNL/M&G Global Leaders Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management Global Alpha Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, the JNL/PAM Asia ex-Japan Fund, the JNL/PAM China-India Fund, the JNL/Red Rocks Listed Private Equity Fund and the JNL/S&P Funds (except the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund), pays to JNAM ("Administrator") an Administrative Fee of 0.10% of the average daily net assets of the Fund.

Each of the following Funds pays an Administrative Fee of 0.15%: the JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Credit Suisse Commodity Securities Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/M&G Global Basics Fund, the JNL/M&G Global Leaders Fund, the JNL/Mellon Capital Management Global Alpha Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia ex-Japan Fund, and the JNL/Red Rocks Listed Private Equity Fund.


This Supplement is dated September 28, 2009.

(To be used with V3180 04/09 and V3180PROXY 04/09.)

                                                         CMX___________ 09/09

                                JNL SERIES TRUST

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits

       (a) Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

       (b)(1) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (2) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (3) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

       (c)     Not Applicable.

       (d)(1) Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (2) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (3) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (4) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (5) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe-Price Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (6) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (7) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (8) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (9) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

         (10) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

         (11) Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (12) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (13) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (14) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (15) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (16) Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (17) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

         (18) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (19) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (20) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by r eference to Registrant's Post-Effective Amendment No. 1 2 filed with the Securities and Exchange Commission on January 16, 1998.

         (21) Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (22) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

         (23) Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective
               Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (24) Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (25) Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference t o Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (26) Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (27) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (28) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (29) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (30) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (31) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (32) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (33) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (34) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (35) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (36) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (37) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (38) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (39) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (40) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (41) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (42) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (43) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds,Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (44) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (45) Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (46) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (47) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (48) Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (49) Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (50) Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (51) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (52) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (53) Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (54) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (55) Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (56) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (57) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (58) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (59) Form of Amendment to Investment Sub-Advisory Agreement between J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (60) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (61) Sub-Advisory Consulting Agreement between Jackson National Asset Management, LLC, Salomon Brothers Asset Management Inc., and Salomon Brothers Asset Management Limited dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (62) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (63) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (64) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management & Research Company dated May 1,2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (65) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company llp dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (66) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (67) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (68)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (69) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (70) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (71) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (72) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (73) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc., dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (74) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (75) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (76) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (77) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (78) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (79) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (80) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (81)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson   National   Asset   Management,   LLC   and  AIM Capital
               Management, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (82)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (83) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (84) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisory Services, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (85) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (86) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (87)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (88) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (89) Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (90) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (91) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (92) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated
               January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (93) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (94) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated October 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (95) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (96) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (97)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Lazard Asset Management LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (98) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (99) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (100) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (101) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management and Research Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (102) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (103)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Western Asset Management Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (104) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (105) Form of Amendment to Investment Advisory Agreement between JNL Series Trust and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (106) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (107) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Mutual Advisers, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (108) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Templeton Global Advisors
               Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (109) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (110) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (111) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (112) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (113)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Western Asset Management Company, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (114) Form of Amendment to Investment Sub-Sub-Advisory Agreement between Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (115)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

        (116) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (117)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Eagle Asset Management, Inc., dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (118) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (119) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (120) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (121) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (122) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pyramis Global Advisors, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

        (123) Form of Investment Sub-Sub-Advisory Agreement between Jackson National Asset Management, LLC, Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International, dated May 25, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (124) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Putnam Investment Management LLC, dated August 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (125) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (126) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (127) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (128) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (129)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (130) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust
               Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (131)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (132) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (133) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (134) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (135) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

        (136) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

        (137) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

        (138) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Prudential Asset Management (Singapore) Limited, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

        (139) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

        (140)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

        (141) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

        (142) REVISED Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

        (143) REVISED Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

        (144) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and A I M Capital Management, Inc., dated June 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (145) Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among A I M Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated June 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (146) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (147) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (148) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated July 1, 2008, is NOT incorporated, although referenced in Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (149) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (150) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (151) Form of Amended and Restated Investment Sub-Sub-Advisory Agreement between Goldman Sachs Asset Management Company, L.P., and Goldman Sachs Asset Management International (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (152) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Invesco Aim Capital Management, Inc. (formerly, A I M Capital Management, Inc.), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (153) Form of Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Asset Management Ltd. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (154) Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (155) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and M&G Investment Management
               Limited, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (156) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (157) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Red Rocks Capital LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (158) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (159) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (160) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

        (161) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

        (162) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC, dated January 1, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

        (163) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

        (164) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

        (165) Revised Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, attached hereto.

        (166) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated June 15, 2009, to be filed by Amendment.

        (167) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated June 15, 2009, to be filed by Amendment.

        (168) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated September 28, 2009, to be filed by Amendment.

        (169) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates,
               Inc.,  dated   September  28,  2009,  to be filed by Amendment.

        (170) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated September 28, 2009, to be filed by Amendment.

        (171)  Amendment  to  Investment Sub-Advisory  Agreement between Jackson
               National  Asset  Management,  LLC   and  PPM America, Inc., dated
               September 28, 2009,  to be filed by Amendment.

        (172) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated September 28, 2009, to be filed by Amendment.

        (173) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Ivy Investment Management Company, dated September 28, 2009, to be filed by Amendment.

        (174) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated September 28, 2009, to be filed by Amendment.

        (175) Amendment to Investment Advisory Agreement with Jackson National Asset Management, LLC, and Registrant dated September 28, 2009, to be filed by Amendment.

       (e)(1) Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (2)  Amendment  dated  August  7,  1996  to Amended Fund Participation
               Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (3) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

          (4) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (5) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (6) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (7) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (8) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (9) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (10) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

         (11) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission October 14, 2003.

         (12) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (13) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (14) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (15) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (16) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (17) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (18) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (19) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (20) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (21) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (22) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (23) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (24) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (25) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (26) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated September 28, 2009, to be filed by Amendment.

       (f)     Not Applicable

       (g)(1) Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

          (2) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (3) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

          (4) Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

          (5) Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with t he Securities and Exchange Commission February 27, 2004.

          (6) Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

          (7) Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (8) Form of Custody Contract between Registrant and Curian Clearing, a division of Investment Centers of America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (9) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (10) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (11) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (12) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (13) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (14) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (15) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (16) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

         (17) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (18) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (19) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (20) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 31, 2007, incorporated by reference to Registrant's
               Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (21) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (22) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (23) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 8, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (24) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (25) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operaton of law to Mellon Trust of New England, N.A.), dated August 14, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (26) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operaton of law to Mellon Trust of New England, N.A.), dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (27) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operaton of law to Mellon Trust of New England, N.A.), dated December 30, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (28) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operaton of law to Mellon Trust of New England, N.A.), dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

       (h)(1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

          (2) Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (3) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

          (4) Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated
               January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

          (5) Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

          (6) Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

          (7) Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

          (8) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated
               January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

          (9) Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (10) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (11) Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (12) Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (13) Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (14) Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (15) Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (16) Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (17) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (18) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (19) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (20) Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (21) Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (22) Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (23) Plan of Reorganization of the JNL Series Trust, dated June 24, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (24) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset M anagement, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (25) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (26) Plan of Reorganization of the JNL Series Trust, dated May 13, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission September 8, 2004.

         (27) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Registrant's Post-Effective
               Amendment   No.  39  filed  with  the  Securities  and  Exchange
               Commission on February 9, 2005.

         (28) Form of Plan of Reorganization of the JNL Series Trust, dated February 9, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (29) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (30) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (31) Form of Amendment to Administration Agreement between Registrant and Jackson National A sset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (32) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (33) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (34) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (35) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (36) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (37) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (38) Form of Contact Owner Information Agreement, pursuant to Rule 22c-2 between JNL Series Trust and Jackson National Insurance Company and its Separate Accounts, dated October 16, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (39) Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

         (40) Participation Agreement between Registrant and Vanguard, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (41) Participation Agreement between Registrant and Ishares, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (42) Plan of Reorganization of the JNL Series Trust, dated April 27, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (43) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (44) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (45)  Form  of  Participation  Agreement  between  Registrant,  Jackson
               National Asset Management, LLC, and WisdomTree Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (46) Form of Participation Agreement between Registrant, Jackson National Asset Management, LLC, and PowerShares Exchange-Traded Fund Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (47) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (48) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (49) Form of Plan of Reorganization of the JNL Series Trust, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (50) Form of Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (51) Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (52) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (53) Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (54) Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (55) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (56)  Form  of  Amendment   to  Amended   and  Restated  Administration
               Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (57) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No.64 filed with the Securities and Exchange Commission on September 26, 2008.

         (58)  Form  of  Amendment   to  Amended   and  Restated  Administration
               Agreement between Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (59) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (60)  Amendment  to  Amended  and  Restated   Administration  Agreement
               between Registrant  and Jackson National Asset Management,   LLC,
               dated September 28, 2009, to be filed by Amendment.

         (61) Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated September 28, 2009, to be filed by Amendment.

       (i)     Opinion and Consent of Counsel, attached hereto.

       (j)     Consent of Auditors, to be filed by Amendment.

       (k)     Not Applicable.

       (l)     Not Applicable.

       (m)(1)  Form  of Brokerage Enhancement Plan, incorporated by reference to
               Registrant's  Post-Effective   Amendment  No.  21  filed with the
               Securities and Exchange Commission on October 19, 2000.

          (2) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

          (3) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

          (4) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

          (5) Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (6) Form of Amended and Restated Brokerage Enhancement Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

          (7)  Form  of  Amended  and Restated Brokerage Enhancement Plan, dated
               May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

          (8) Form of Amended and Restated Brokerage Enhancement Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

          (9) Form of Distribution Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (10) Form of Distribution Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (11) Form of Distribution Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (12) Form of Distribution Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (13) Form of Distribution Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (14) Form of Distribution Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (15) Form of Distribution Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (16) Form of Distribution Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (17) Form of Distribution Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (18) Form of Distribution Plan, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (19)  Distribution   Plan,  dated  September  28,  2009, to be filed by
               Amendment.

       (n)(1) Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (2) Form of Multiple Class Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

          (3) Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

          (4) Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

          (5) Form of Multiple Class Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (6) Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (7) Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

          (8) Form of Multiple Class Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

          (9) Form of Multiple Class Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (10) Form of Multiple Class Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (11) Form of Multiple Class Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (12) Form of Multiple Class Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (13) Form of Multiple Class Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (14) Form of Multiple Class Plan, dated April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (15) Multiple Class Plan, dated September 28, 2009, to be filed by Amendment.

       (o)     Not Applicable.

       (p)(1) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (2) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (3) Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (4) Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

          (5) J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (6)  Janus   Capital  Corporation  Code  of  Ethics,  incorporated  by
               reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (7)  Lazard Asset Management Code of Ethics, incorporated by reference
               to   Registrant's  Post-Effective Amendment No. 22 filed with the
               Securities and Exchange Commission on December 18, 2000.

          (8) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (9) PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (10) Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (11) Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

         (12) Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (13) T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (14) OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (15) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (16) AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (17) Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

         (18) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (19) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (20) OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (21) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (22) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (23) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on April 30, 2003.

         (24) Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (25) PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (26) Janus Capital Management LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (27) Alliance Capital Management L.P.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (28) Lazard Asset Management's Code of Ethics and Personal Investment Policy dated January 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (29) Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (30) Pacific Investment Management Company Code of Ethics, effective February 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (31) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (32) Wellington Management Company llp's Code of Ethics, dated April 30, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (33) Eagle Asset Management, Inc. Code of Ethics, dated February 5, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (34) T. Rowe Price Associates, Inc. Code of Ethics, dated March 31, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (35) The Registrant's and Jackson National Asset Management, LLC Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (36) Wellington Management Company LLP's Code of Ethics, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (37) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (38) Code of Ethics for Citigroup Asset Management - North America, and Certain Registered Investment Companies as amended April 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

         (39) Code of Ethics and Personal Investment Policy for Lazard Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

         (40) Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (41) Wellington Management Company llp's Code of Ethics, dated January 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (42) Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed with the Securities and Exchange Commission on December 16, 2005.

         (43) Code of Ethics for Pacific Investment Management Company, LLC, dated February 15, 2006 incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

         (44) Code of Ethics for Wellington Management Company, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

         (45) Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (46) Code of Ethics for Credit Suisse Asset Management, LLC, dated April, 2006 incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (47) Code of Ethics for Franklin Templeton Investments, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (48) Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (49) Code of Ethics for Standard & Poor's Investment Advisory Services LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (50) Code of Ethics for Pyramis Global Advisors, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (51) Code of Ethics for Templeton Investments, dated May, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (52) Code of Ethics for Goldman Sachs Asset Management, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (53) Code of Ethics for Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (54) Code of Ethics for J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (55) Code of Ethics for Mellon Capital Management Corporation, dated February, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (56) Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (57) Code of Ethics for AIM Capital Management, Inc., dated February 16, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (58) Code of Ethics for Capital Guardian Trust Company, dated May 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (59) Code of Ethics for Eagle Asset Management, Inc., dated June 30, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (60) Code of Ethics for Goldman Sachs Asset Management, L.P., dated January 23, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (61) Code of Ethics for INVESCO Institutional (N.A.), Inc., dated May 19, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (62) Code of Ethics for J.P. Morgan Investment Management Inc., dated May 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (63) Code of Ethics for Lazard Asset Management LLC, dated February, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (64) Code of Ethics for OppenheimerFunds, Inc., dated March 31, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (65) Code of Ethics for PPM America, Inc., dated March 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (66) Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated August, 2004 with a Supplement dated June, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (67) Code of Ethics for T. Rowe Price Associates, Inc., dated February 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (68) Code of Ethics for Wellington Management Company, LLP, dated January 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (69) Code of Ethics for Prudential Asset Management (Singapore) Limited, dated September 17, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

         (70) Code of Ethics for Capital Guardian Trust Company, dated September, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (71) Code of Ethics for Capital Guardian Trust Company, dated December, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (72) Code of Ethics for Credit Suisse Asset Management, LLC, dated February, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (73) Code of Ethics for Franklin Templeton Investments, dated May 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (74)  Code  of  Ethics  for  INVESCO  Institutional (N.A.), Inc., dated
               June 5, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (75) Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (76) Code of Ethics for J.P. Morgan Investment Management Inc., dated September 18, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (77) Code of Ethics for Mellon Capital Management Corporation, dated November, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (78) Code of Ethics for OppenheimerFunds, Inc., dated November 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (79) Code of Ethics for Prudential Asset Management (Singapore) Limited, dated March, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (80) Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated December 31, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (81) Code of Ethics for Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management International dated February, 2008, with addendum (EXHIBIT H Code of Ethics - Global and US Summary), incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (82) Code of Ethics for Invesco Asset Management Limited, dated January 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (83) Code of Ethics for Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutational (N.A.), Inc.), dated February 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (84) Code of Ethics for M&G Investment Management Limited, dated June 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (85)  Code of  Ethics  for  PPM  America,  Inc.,  dated  March 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (86) Code of Ethics for Red Rocks Capital LLC, dated December 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (87) Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (88) Code of Ethics for Franklin Templeton Investments, revised May 2008, Effective July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (89) Sarbanes Oxley version of Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (90) Code of Ethics for Capital Guardian Trust Compan, dated September 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (91) Code of Ethics for M&G Investment Management Limited, dated October 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (92) Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (93) Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 2, 2009, incorporated by reference to Registrant's Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on December 11, 2008.

         (94) Code of Ethics for Capital Guardian Trust Company, dated December 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

         (95) Code of Ethics for Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated May 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

         (96) Code of Ethics for Eagle Asset Management, Inc., dated November 18, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

         (97) Code of Ethics for Invesco Asset Management Limited, dated March 2008, incorporated by reference to Registrant's Post-Effective
               Amendment  No.   68  filed   with  the  Securities  and  Exchange
               Commission on March 24, 2009.

         (98) Code of Ethics for J.P. Morgan Investment Management Inc., dated November 18, 2008, incorporated by reference to Registrant's Post-EffectiveAmendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

         (99) Code of Ethics for Lazard Asset Management, LLC, dated November 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on March 24, 2009.

         (100) Code of Ethics for Invesco Aim Capital Management, Inc., dated January 1, 2009, attached hereto.

         (101) Code of Ethics for Invesco Institutional (N.A.), Inc., dated January 1, 2009, attached hereto.

         (102) Code of Ethics for M&G Investment Management Limited, dated February, 2009, attached hereto.

         (103) Code of Ethics for Pacific Investment Management Company LLC, dated February 18, 2009, attached hereto.

         (104) Code of Ethics for PPM America, Inc., dated March 1, 2009, attached hereto.

         (105) Code of Ethics for Prudential Asset Management (Singapore) Limited, dated April 28, 2009, attached hereto.

         (106) Code of Ethics for Red Rocks Capital LLC, dated December 31, 2008, attached hereto.

         (107) Code of Ethics for T. Rowe Price Associates, Inc., dated March 13, 2009, attached hereto.

Item 24. Persons controlled by or under Common Control with Registrant.

        Jackson National Separate Account I
        Jackson National Separate Account III
        Jackson National Separate Account IV
        Jackson National Separate Account V
        JNLNY Separate Account I
        JNLNY Separate Account II
        JNLNY Separate Account IV

Item 25. Indemnification.

     Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Article VI of the Registrant's By-Laws provides the following:

     The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a) The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b) The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e) The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f) Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

     The foregoing indemnification arrangements are subject to the provisions of
Section 17(h) of the Investment Company Act of 1940.

     Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, D'Annunzio, Henry, McLellan, Rybak, Fredricks, Kenely, Koors, Nerud, and Piszczek; and Ms. Engler, Ms. Woodworth, Ms. Buiter, Ms. Crosser and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

Name                        Address                    Principal Occupation

Andrew B. Hopping           1 Corporate Way            Chairman (1/1/07 to Present), Managing
                            Lansing, MI 48951          Board Member (3/98 to Present)

Mark D. Nerud               1 Corporate Way            President (1/1/07 to present), Managing
                            Lansing, MI 48951          Board Member (1/1/07 to present)

Susan S. Rhee               1 Corporate Way            Secretary (1/00 to Present)
                            Lansing, MI 48951          Chief Legal Officer (7/04 to Present)

Steven J. Fredricks         1 Corporate Way            Chief Compliance Officer
                            Lansing, MI 48951          (2/05 to Present)

J. Kevin Kenely             1 Corporate Way            Assistant Vice President - Fund Accounting (2/08 to 07/08);
                            Lansing, MI 48951          Vice President (07/08 to Present)

Karen Buiter                1 Corporate Way            Assistant Vice President - Fund Reporting
                            Lansing, MI 48951          (04/15/08 to Present)

Daniel W. Koors             1 Corporate Way            Vice President (1/07 to 01/09)
                            Lansing, MI 48951          Senior Vice President (01/09 to Present)
                                                       Chief Financial Officer (1/07 to Present)

Mark Anderson               1 Corporate Way            Vice President (03/08 to Present)
                            Lansing, MI 48951

Steve Young                 1 Corporate Way            Vice President (11/08 to Present)
                            Lansing, MI 48951

Michael Piszczek            1 Corporate Way            Assistant Vice President - Tax
                            Lansing, MI 48951          (11/2007 to Present)

Robert A. Fritts            1 Corporate Way            Board Member (11/03 to present)
                            Lansing, MI 48951

Thomas J. Meyer             1 Corporate Way            Board Member (11/03 to present)
                            Lansing, MI 48951

Capital Guardian Trust Company; Credit Suisse Asset Management, LLC; Eagle Asset Management, Inc.; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Mutual Advisers, LLC; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Invesco Aim Capital Management, Inc.; Invesco Asset Management Ltd.; Invesco Institutional (N.A.), Inc.; J.P. Morgan Investment Management Inc.; Ivy Investment Management Company; Lazard Asset Management LLC; M&G Investment Management Limited; Mellon Capital Management Corporation; OppenheimerFunds, Inc.; Pacific Investment Management Company LLC; PPM America, Inc.; Prudential Asset Management(Singapore) Limited; Red Rocks Capital LLC; Standard & Poor's Investment Advisory Services, LLC; Templeton Global Advisors Limited; T. Rowe Price Associates, Inc.; and Wellington Management Company, llp; the sub-advisers and sub-sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and sub-sub-advisers and other required information:

                                                                      File No.

Capital Guardian Trust Company                                        801-60145
Credit Suisse Asset Management, LLC                                   801-37170
Eagle Asset Management, Inc.                                          801-21343
Franklin Advisers, Inc.                                               801-26292
Franklin Advisory Services, LLC                                       801-51967
Franklin Mutual Advisers, LLC                                         801-53068
Goldman Sachs Asset Management, L.P.                                  801-37591
Goldman Sachs Asset Management International                          801-38157
Invesco Aim Capital Management, Inc.                                  801-15211
Invesco Asset Management Ltd.                                         801-50197
Invesco Institutional (N.A.), Inc.                                    801-33949
Ivy Investment Management Company                                     801-61515
J.P. Morgan Investment Management Inc.                                801-21011
Lazard Asset Management LLC                                           801-6568
M&G Investment Management Limited                                     801-21981
Mellon Capital Management Corporation                                 801-19785
OppenheimerFunds, Inc.                                                801-8253
Pacific Investment Management Company LLC                             801-48187
PPM America, Inc.                                                     801-40783
Prudential Asset Management (Singapore) Limited                       801-68252
Red Rocks Capital LLC                                                 801-67832
Standard & Poor's Investment Advisory Services, LLC                   801-51431
Templeton Global Advisors Limited                                     801-42343
T. Rowe Price Associates, Inc.                                        801-856
Wellington Management Company, llp                                    801-15908

Item 27. Principal Underwriters.

(a) Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, and for JNL Series Trust.

(b)  Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road, Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller       Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward                      Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Senior Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Item 28. Location of Accounts and Records

     Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108.

Item 29. Management Services.

     Not Applicable.

Item 30. Undertakings.

     Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 15th day of June 2009.

                                      JNL SERIES TRUST

                             By:      /S/ SUSAN S. RHEE
                                      --------------------------------------
                                      Susan S. Rhee
                                      Vice President, Counsel, and Secretary


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/S/ MICHAEL BOUCHARD BY SUSAN S. RHEE*                             June 15, 2009
----------------------------------------
Michael Bouchard
Trustee

/S/ WILLIAM CROWLEY BY SUSAN S. RHEE*                              June 15, 2009
----------------------------------------
WILLIAM CROWLEY
Trustee

/S/ DOMINIC D'ANNUNZIO BY SUSAN S. RHEE*                           June 15, 2009
----------------------------------------
Dominic D'Annunzio
Trustee

/S/ MICHELLE ENGLER BY SUSAN S. RHEE*                              June 15, 2009
----------------------------------------
Michelle Engler
Trustee

/S/ JAMES HENRY BY SUSAN S. RHEE*                                  June 15, 2009
----------------------------------------
JAMES HENRY
Trustee

/S/ DANIEL W. KOORS BY SUSAN S. RHEE*                              June 15, 2009
----------------------------------------
DANIEL W. KOORS
Vice President, Chief Financial Officer, and Treasurer

/S/ RICHARD D. MCLELLAN BY SUSAN S. RHEE*                          June 15, 2009
----------------------------------------
Richard D. McLellan
Trustee

/S/ MARK D. NERUD BY SUSAN S. RHEE*                                June 15, 2009
----------------------------------------
Mark D. Nerud
President and Trustee

/S/ WILLIAM R. RYBAK BY SUSAN S. RHEE*                             June 15, 2009
----------------------------------------
WILLIAM R. RYBAK
Trustee

/S/ PATRICIA A. WOODWORTH BY SUSAN S. RHEE*                        June 15, 2009
----------------------------------------
PATRICIA A. WOODWORTH
Trustee

* By Susan S. Rhee, Attorney In Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Susan S. Rhee, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/S/ Michael J. Bouchard                                         January 1, 2009
----------------------------------------
Michael J. Bouchard

/S/ William J. Crowley, Jr.                                     January 1, 2009
----------------------------------------
William J. Crowley, Jr.

/S/ Dominic A. D'Annunzio                                       January 1, 2009
----------------------------------------
Dominic A. D'Annunzio

/S/ Michelle Engler                                             January 1, 2009
----------------------------------------
Michelle Engler

/S/ James B. Henry                                              January 1, 2009
----------------------------------------
James B. Henry

/S/ Daniel W. Koors                                             January 1, 2009
----------------------------------------
Daniel W. Koors

/S/ Richard D. McLellan                                         January 1, 2009
----------------------------------------
Richard D. McLellan

/S/ Mark D. Nerud                                               January 1, 2009
----------------------------------------
Mark D. Nerud

/S/ William R. Rybak                                            January 1, 2009
----------------------------------------
William R. Rybak

/S/ Patricia A. Woodworth                                       January 1, 2009
----------------------------------------
Patricia A. Woodworth

                                  EXHIBIT LIST

EXHIBIT NUMBER 23  DESCRIPTION

     (d)(165) Revised Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, attached hereto at EX-99-23(d)(165).

      (i)      Opinion and Consent of Counsel, attached hereto as EX-99-23(i).

      (p)(100) Code of Ethics for Invesco Aim Capital Management, Inc., dated January 1, 2009, attached hereto as EX-99-23(p)(100).

         (101) Code of Ethics for Invesco Institutional (N.A.), Inc., dated January 1, 2009, attached hereto as EX-99-23(p)(101).

         (102) Code of Ethics for M&G Investment Management Limited, dated February, 2009, attached hereto as EX-99-23(p)(102).

         (103) Code of Ethics for Pacific Investment Management Company LLC, dated February 18, 2009, attached hereto as EX-99-23(p)(103).

         (104) Code of Ethics for PPM America, Inc., dated March 1, 2009, attached hereto as EX-99-23(p)(104).

         (105) Code  of  Ethics  for  Prudential  Asset  Management  (Singapore)
               Limited,    dated   April   28,   2009,    attached   hereto   as
               EX-99-23(p)(105).

         (106) Code of Ethics for Red Rocks Capital LLC, dated December 31, 2008, attached hereto as EX-99-23(p)(106).

         (107) Code of Ethics for T. Rowe Price Associates, Inc., dated March 13, 2009, attached hereto as EX-99-23(p)(107).